CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Reserve of share-based payments	$ 59.4	$ 61.7	$ 67.2
Reserve of exchange differences on translation	1.4	1.4	1.4
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	$ 0.0	$ 0.0	$ 1.6